Note 21 - Changes in Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of information that enables users of financial statements to evaluate changes in liabilities arising from financing activities [text block]
NOTE 21.	CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES

Changes in liabilities arising from financing activities in 2019
[US$ thousands]	As of January 1, 2019	Impact of adopting IFRS 16	Cash flows	Foreign exchange movement	Other (1)	As of December 31, 2019
Interest-bearing loans and liabilities, non-current	2,238	-	(1,509)	-	7	736
Lease liabilities, non-current	33	10,709	(1,693)	(33)	(1,638)	7,378
Interest bearing loans and liabilities, current	196	-	43,163	-	10	43,369
Lease liabilities, current	1,802	4,260	(1,062)	-	(375)	4,625
Other loans	492	(64)	-	-	439	867
Total liabilities from financing activities	4,761	14,905	38,899	(33)	(1,557)	56,975

Changes in liabilities arising from financing activities in 2020
[US$ thousands]	As of January 1, 2020	Cash flows	Foreign exchange movement	Other (1)	As of December 31, 2020
Interest-bearing loans and liabilities, non-current	736	(246)	-	-	490
Lease liabilities, non-current	7,378	(3,782)	-	(502)	3,094
Interest bearing loans and liabilities, current	43,369	(43,058)	-	-	311
Lease liabilities, current	4,625	(420)	-	502	4,707
Other loans	867	-	-	(496)	371
Total liabilities from financing activities	56,975	(47,506)	-	(496)	8,973

(
1
)
 The "Other" column includes the effect of reclassification of the non-current portion of liabilities to current due to the passage of time and the effect of accrued but not
yet paid interest on interest-bearing loans and borrowings, including lease liabilities.

All items of liabilities are included in "Non-current lease liabilities and other loans" or "Current lease liabilities and other loans" in the Statement of Financial Position.